Schedule of Warrants to Purchase Common Stock Outstanding (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.13
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	10,242,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 years 18 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.15
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	9,113,528
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.15
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	11,511,650
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 5 months 4 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	11,511,650
Warrant [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.25
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.25
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	0.25
Warrant [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	0.50
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.50
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.50